UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. Schedule on Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—104.4%

AEROSPACE & DEFENSE—3.3%
BE Aerospace Inc. *	113,210	$1,829,474
General Dynamics Corp.	54,300	3,007,676
Goodrich Corp.	15,200	780,672
Lockheed Martin Corp.	30,202	2,257,902
		7,875,724
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service Inc., Cl. B	30,200	1,622,646

APPAREL RETAIL—0.6%
Coldwater Creek Inc.*	166,700	1,223,578

APPLICATION SOFTWARE—1.4%
Adobe Systems Inc. *	51,400	1,666,388
Nice Systems Ltd. #*	23,464	642,444
Synopsys Inc. *	43,200	863,136
		3,171,968
BIOTECHNOLOGY—3.2%
Alexion Pharmaceuticals Inc. *	13,500	594,675
Amgen Inc. *	26,700	1,663,677
Celgene Corp. *	39,800	2,267,008
Cephalon Inc. *	35,100	2,058,615
Human Genome Sciences Inc. *	50,900	727,870
		7,311,845
CASINOS & GAMING—1.1%
International Game Technology	83,500	1,649,125
Las Vegas Sands Corp. *	48,200	450,670
MGM Mirage *	76,600	553,818
		2,653,613
COAL & CONSUMABLE FUELS—0.5%
Patriot Coal Corp.*	145,800	1,220,346

COMMUNICATIONS EQUIPMENT—4.9%
Brocade Communications Systems Inc. *	363,800	2,859,468
Cisco Systems Inc. *,+	128,400	2,826,084
Qualcomm Inc.	78,100	3,609,001
Research In Motion Ltd. *	26,100	1,983,600
		11,278,153
COMPUTER & ELECTRONICS RETAIL—0.1%
Best Buy Co., Inc.	6,000	224,220

COMPUTER HARDWARE—6.2%
Apple Inc. *,+	55,000	8,986,450
Hewlett-Packard Co. +	59,900	2,593,670
International Business Machines Corp. +	23,100	2,724,183
		14,304,303
COMPUTER STORAGE & PERIPHERALS—1.8%
EMC Corp. *	120,300	1,811,718
Seagate Technology	188,100	2,264,724
		4,076,442
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	4,200	221,760

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—(CONT.)
Foster Wheeler AG *	36,000	$831,600
		1,053,360
CONSUMER ELECTRONICS—0.1%
Harman International Industries Inc.	11,800	291,224

CONSUMER FINANCE—0.4%
Discover Financial Services	90,200	1,071,577

DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Mastercard Inc. +	15,400	2,988,062
Visa Inc., Cl. A	27,900	1,826,334
		4,814,396
DISTILLERS & VINTNERS—0.3%
Central European Distribution Corp.*	22,300	640,233

DIVERSIFIED BANKS—0.5%
Comerica Inc.	47,900	1,141,936

DIVERSIFIED CHEMICALS—0.5%
FMC Corporation *	7,200	350,208
Huntsman Corp. *	37,400	229,636
Solutia Inc. *	68,400	611,496
		1,191,340
DIVERSIFIED METALS & MINING—0.8%
Grande Cache Coal Corp. *	227,300	601,312
Thompson Creek Metals Co., Inc. *	92,500	1,345,875
		1,947,187
DRUG RETAIL—0.2%
CVS Caremark Corp.	13,100	438,588

EDUCATION SERVICES—1.0%
ITT Educational Services Inc.*	23,200	2,258,520

ELECTRIC UTILITIES—0.6%
Northeast Utilities	55,000	1,265,550

ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
General Cable Corp.*	5,700	220,989

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	7,000	588,000
Mosaic Co., /The	26,200	1,366,330
		1,954,330
FOOD RETAIL—1.7%
Kroger Co., /The	181,000	3,869,780

HEALTH CARE EQUIPMENT—3.5%
Baxter International Inc.	64,100	3,613,317
Covidien PLC +	89,500	3,383,995
Insulet Corp. *	109,600	734,320
Zimmer Holdings Inc. *	4,800	223,680
		7,955,312
HEALTH CARE SERVICES—2.0%
Express Scripts Inc. *	34,700	2,430,388
Medco Health Solutions Inc. *	39,900	2,109,114
		4,539,502

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*,+	77,861	$2,620,023

HOME ENTERTAINMENT SOFTWARE—0.8%
Electronic Arts Inc.*	81,400	1,747,658

HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	78,600	1,765,356

HOMEFURNISHING RETAIL—0.1%
Bed Bath & Beyond Inc.*	6,400	222,400

HOTELS RESORTS & CRUISE LINES—0.0%
Royal Caribbean Cruises Ltd.	3,000	43,560

HOUSEHOLD PRODUCTS—0.8%
Energizer Holdings Inc.*	29,000	1,857,740

HOUSEWARES & SPECIALTIES—0.4%
Newell Rubbermaid Inc.	80,900	1,041,183

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores Inc.	98,300	4,903,204

INDUSTRIAL CONGLOMERATES—1.0%
Tyco International Ltd.	73,000	2,206,060

INSURANCE BROKERS—0.2%
AON Corp.	9,800	386,610

INTEGRATED OIL & GAS—2.4%
Chevron Corp.	79,900	5,550,653

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
AT&T Inc.	95,900	2,515,457

INTERNET RETAIL—1.9%
Amazon.com Inc. *	10,000	857,600
Expedia Inc. *,+	116,400	2,410,644
Shutterfly Inc. *	68,100	1,093,686
		4,361,930
INTERNET SOFTWARE & SERVICES—6.8%
eBay Inc. *	103,200	2,193,000
Google Inc., Cl. A *	7,500	3,322,875
GSI Commerce Inc. *,+	86,713	1,581,645
IAC/InterActiveCorp. *,+	176,300	3,245,683
Sina Corp. *	53,100	1,761,858
Yahoo! Inc. *	255,300	3,655,896
		15,760,957
INVESTMENT BANKING & BROKERAGE—5.0%
Broadpoint Gleacher Securities Inc. *	1,548,550	9,647,466
Goldman Sachs Group Inc., /The	1,600	261,280
Morgan Stanley	64,600	1,841,100
		11,749,846
IT CONSULTING & OTHER SERVICES—0.6%
Cognizant Technology Solutions Corp., Cl. A*	51,400	1,520,926

LIFE & HEALTH INSURANCE—1.8%
Lincoln National Corp.	32,000	678,080
Prudential Financial Inc.	76,900	3,404,363
		4,082,443

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—1.5%
Life Technologies Corp. *	55,400	$2,522,362
Thermo Fisher Scientific Inc. *	22,700	1,027,856
		3,550,218
MANAGED HEALTH CARE—0.6%
WellPoint Inc.*	24,900	1,310,736

METAL & GLASS CONTAINERS—2.1%
Crown Holdings Inc. *	45,100	1,132,010
Owens-Illinois Inc. *,+	100,300	3,404,182
		4,536,192
MOVIES & ENTERTAINMENT—1.0%
Regal Entertainment Group, Cl. A	84,200	1,047,448
Walt Disney Co., /The	46,800	1,175,616
		2,223,064
MULTI-LINE INSURANCE—0.3%
Genworth Financial Inc., Cl. A*	101,500	700,350

MULTI-UTILITIES—0.4%
Veolia Environnement#	28,600	984,126

OFFICE REITS—0.2%
Boston Properties Inc.	9,300	491,970

OIL & GAS DRILLING—0.7%
Transocean Ltd.*	21,100	1,681,459

OIL & GAS EQUIPMENT & SERVICES—0.7%
Weatherford International Ltd.*	84,700	1,588,972

OIL & GAS EXPLORATION & PRODUCTION—3.0%
Chesapeake Energy Corp. +	141,100	3,025,184
Forest Oil Corp. *	40,300	679,055
Nexen Inc. +	101,800	2,118,458
Plains Exploration & Production Co. *	39,800	1,140,270
		6,962,967
OIL & GAS REFINING & MARKETING—0.9%
NuStar Energy LP+	37,700	2,119,871

OIL & GAS STORAGE & TRANSPORTATION—0.6%
Magellan Midstream Holdings LP	35,800	809,080
NuStar GP Holdings LLC.	18,100	471,143
		1,280,223
OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Bank of America Corp.	128,900	1,906,431
BM&F Bovespa SA	143,500	922,180
JPMorgan Chase & Co.	64,300	2,485,195
		5,313,806
PAPER PRODUCTS—0.2%
International Paper Co.	30,500	573,705

PHARMACEUTICALS—6.6%
Abbott Laboratories +	149,300	6,717,007
Allergan Inc.	10,200	544,986
Medicis Pharmaceutical Corp., Cl. A	104,600	1,790,752
Optimer Pharmaceuticals Inc. *	159,900	2,252,991

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Pfizer Inc.	126,200	$2,010,366
Wyeth	49,300	2,294,915
		15,611,017
PROPERTY & CASUALTY INSURANCE—1.1%
Travelers Cos., Inc., /The	57,100	2,459,297

PUBLISHING—0.9%
McGraw-Hill Cos., Inc., /The+	67,400	2,112,990

RAILROADS—1.0%
Burlington Northern Santa Fe Corp.	29,200	2,294,828

REGIONAL BANKS—0.2%
Regions Financial Corp.	105,600	466,752

RESIDENTIAL REITS—0.7%
Education Realty Trust Inc.	352,300	1,708,655

RESTAURANTS—1.3%
McDonald’s Corp.	31,100	1,712,366
Ruby Tuesday Inc. *	176,700	1,321,716
		3,034,082
SEMICONDUCTORS—4.5%
Broadcom Corp., Cl. A *	50,300	1,419,969
Intel Corp.	68,600	1,320,550
Marvell Technology Group Ltd. *,+	143,300	1,911,622
Mellanox Technologies Ltd. *	35,800	566,714
ON Semiconductor Corp. *,+	482,900	3,525,170
Skyworks Solutions Inc. *	129,700	1,566,776
Taiwan Semiconductor Manufacturing Co., Ltd. #	21,206	222,027
		10,532,828
SOFT DRINKS—1.1%
Hansen Natural Corp. *	11,300	350,413
PepsiCo Inc.	39,000	2,213,250
		2,563,663
SPECIALIZED FINANCE—0.7%
Moody’s Corp.	33,200	788,168
NYSE Euronext +	31,100	838,145
		1,626,313
SPECIALTY CHEMICALS—0.0%
Albemarle Corp.	2,100	62,391

STEEL—0.5%
Cliffs Natural Resources Inc.	27,400	750,486
Steel Dynamics Inc.	27,100	443,356
		1,193,842
SYSTEMS SOFTWARE—2.8%
Microsoft Corp.+	278,400	6,547,968

THRIFTS & MORTGAGE FINANCE—0.2%
TFS Financial Corp.	51,100	567,210

TOBACCO—1.8%
Philip Morris International Inc.+	91,900	4,282,540

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TRUCKING—0.8%
Hertz Global Holdings Inc.*	210,500	$1,987,120

TOTAL COMMON STOCKS (Cost $233,815,434)		242,321,823

CONVERTIBLE PREFERRED STOCK—0.6%

DIVERSIFIED METALS & MINING—0.6%
Vale Capital II, 6.75%, 6/15/2012 (Cost $1,272,829)	24,641	1,501,130

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.4%

TIME DEPOSITS—2.4%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $5,658,228)	5,658,228	5,658,228

Total Investments (Cost $240,746,491)(a)	107.4%	249,481,181
Liabilities in Excess of Other Assets	(7.4)	(17,536,017)

NET ASSETS	100.0%	$231,945,164

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $250,638,753 amounted to $1,157,572 which consisted of aggregate gross unrealized appreciation of $22,187,844 and aggregate gross unrealized depreciation of $23,345,416.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—(6.0)%

APPLICATION SOFTWARE—(0.3)%
SAP AG#	12,800	$604,800

INTEGRATED TELECOMMUNICATION SERVICES—(0.2)%
Telefonos de Mexico SAB de CV#	31,200	493,272

CONSUMER FINANCE—(0.1)%
American Express Co.	10,350	293,216

RESIDENTIAL REITS—(0.6)%
AvalonBay Communities Inc.	25,500	1,484,100

REGIONAL BANKS—(0.9)%
BB&T Corp.	93,600	2,141,568

HEALTH CARE EQUIPMENT—(1.0)%
CR Bard Inc.	14,200	1,044,694
Sirona Dental Systems Inc.*	45,900	1,192,941
		2,237,635
SPECIALTY STORES—(0.5)%
Barnes & Noble Inc.	51,100	1,176,833

DATA PROCESSING & OUTSOURCED SERVICES—(1.0)%
Computer Sciences Corp.*	46,400	2,235,088

TRUCKING—(0.2)%
Landstar System Inc.	14,700	539,196

THRIFTS & MORTGAGE FINANCE—(0.4)%
New York Community Bancorp Inc.	80,400	879,576

APPAREL RETAIL—(0.3)%
Ross Stores Inc.	14,500	639,305

IT CONSULTING & OTHER SERVICES—(0.3)%
SAIC Inc.*	41,700	754,353

SYSTEMS SOFTWARE—(0.2)%
VMware Inc., Cl. A*	10,500	338,415

TOTAL (proceeds $12,925,312)		$13,817,357

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—91.0%

AEROSPACE & DEFENSE—0.6%
General Dynamics Corp.	3,395	$188,049

AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service Inc., Cl. B	4,090	219,756

APPAREL RETAIL—1.5%
Coldwater Creek Inc. *	35,255	258,772
Gap Inc., /The	11,390	185,885
		444,657
APPLICATION SOFTWARE—1.8%
Adobe Systems Inc. *	9,280	300,858
Solera Holdings Inc. *	8,355	225,000
		525,858
AUTO PARTS & EQUIPMENT—1.9%
Fuel Systems Solutions Inc. *	8,770	219,952
Johnson Controls Inc.	14,380	372,154
		592,106
BIOTECHNOLOGY—1.1%
Metabolix Inc.*	36,475	337,759

BROADCASTING & CABLE TV—1.1%
Discovery Communications Inc.*	13,035	319,358

CABLE & SATELLITE—0.8%
DIRECTV Group Inc., /The*	8,670	224,553

CASINOS & GAMING—0.5%
International Game Technology	7,315	144,471

COMMUNICATIONS EQUIPMENT—1.9%
Cisco Systems Inc.*	25,700	565,657

COMPUTER HARDWARE—6.9%
Apple Inc. *	6,365	1,039,977
Hewlett-Packard Co.	10,490	454,217
International Business Machines Corp.	4,705	554,861
		2,049,055
CONSTRUCTION & ENGINEERING—0.9%
Aecom Technology Corp.*	8,545	276,858

CONSUMER ELECTRONICS—1.2%
Harman International Industries Inc.	13,900	343,052

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Visa Inc., Cl. A	3,710	242,857

DISTRIBUTORS—1.4%
LKQ Corp.*	22,435	402,484

DIVERSIFIED BANKS—0.9%
Wells Fargo & Co.	10,575	258,665

EDUCATION SERVICES—0.8%
ITT Educational Services Inc.*	2,505	243,862

ELECTRIC UTILITIES—1.4%
Duke Energy Corp.	18,915	292,804

	SHARES	VALUE
COMMON STOCKS—(CONT.)

ELECTRIC UTILITIES—(CONT.)
ITC Holdings Corp.	2,520	$120,204
		413,008
ELECTRICAL COMPONENTS & EQUIPMENT—7.2%
American Superconductor Corp. *	7,705	247,870
First Solar Inc. *	4,265	658,473
General Cable Corp. *	5,410	209,746
SunPower Corp., Cl. A *	11,370	366,114
Trina Solar Ltd. #*	2,000	56,520
Woodward Governor Co.	15,715	308,643
Yingli Green Energy Holding Co., Ltd. #*	19,280	255,846
		2,103,212
ELECTRONIC COMPONENTS—1.0%
Dolby Laboratories Inc., Cl. A*	7,065	294,116

ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	11,975	283,927

ENVIRONMENTAL & FACILITIES SERVICES—3.7%
Covanta Holding Corp. *	12,940	218,557
EnergySolutions Inc.	32,740	281,891
Tetra Tech Inc. *	9,975	300,447
Waste Management Inc.	9,930	279,132
		1,080,027
FOOD RETAIL—1.0%
Whole Foods Market Inc.*	12,630	305,520

FOOTWEAR—1.1%
NIKE Inc., Cl. B	5,585	316,334

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	4,755	207,413

HEALTH CARE EQUIPMENT—0.5%
Covidien PLC	3,690	139,519

HEALTH CARE SERVICES—0.7%
Express Scripts Inc.*	2,805	196,462

HEALTH CARE SUPPLIES—0.8%
Inverness Medical Innovations Inc.*	7,025	236,391

HEAVY ELECTRICAL EQUIPMENT—1.0%
Vestas Wind Systems A/S*	4,160	291,493

HOMEBUILDING—0.7%
KB Home	13,235	220,892

HOTELS RESORTS & CRUISE LINES—0.7%
Marriott International Inc., Cl. A	9,895	213,138

HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co., /The	5,954	330,507

HYPERMARKETS & SUPER CENTERS—2.0%
Wal-Mart Stores Inc.	11,965	596,814

INDUSTRIAL GASES—0.4%
Praxair Inc.	1,530	119,615

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL MACHINERY—1.2%
Duoyuan Global Water Inc.#*	11,395	$341,280

INTEGRATED OIL & GAS—1.7%
BP PLC #	3,505	175,390
Chevron Corp.	4,095	284,479
Hess Corp.	915	50,508
		510,377
INTERNET RETAIL—1.7%
Amazon.com Inc. *	1,845	158,227
Expedia Inc. *	16,025	331,878
		490,105
INTERNET SOFTWARE & SERVICES—6.5%
eBay Inc. *	18,935	402,369
Google Inc., Cl. A *	1,190	527,230
IAC/InterActiveCorp. *	15,620	287,564
Netease.com #*	4,835	213,030
Open Text Corp. *	4,147	156,259
Yahoo! Inc. *	24,785	354,921
		1,941,373
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group Inc., /The	1,395	227,804
Morgan Stanley	6,690	190,665
		418,469
LIFE & HEALTH INSURANCE—0.7%
Prudential Financial Inc.	4,960	219,579

LIFE SCIENCES TOOLS & SERVICES—0.9%
Life Technologies Corp.*	5,580	254,057

MANAGED HEALTH CARE—1.1%
WellPoint Inc.*	5,915	311,366

METAL & GLASS CONTAINERS—0.9%
Crown Holdings Inc.*	11,090	278,359

MOVIES & ENTERTAINMENT—0.7%
Walt Disney Co., /The	7,665	192,545

OFFICE REITS—0.3%
Digital Realty Trust Inc.	2,505	101,578

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Nexen Inc.	5,455	113,519

OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
Bank of America Corp.	25,925	383,430
JPMorgan Chase & Co.	8,875	343,019
		726,449
PACKAGED FOODS & MEATS—0.9%
General Mills Inc.	4,560	268,630

PHARMACEUTICALS—4.3%
Abbott Laboratories	7,800	350,922
Johnson & Johnson	7,120	433,536
Merck & Co., Inc.	7,280	218,473

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Wyeth	6,145	$286,050
		1,288,981
RAILROADS—0.7%
Norfolk Southern Corp.	4,865	210,411

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Brookfield Asset Management Inc.	9,860	207,454

RESTAURANTS—1.8%
Ruby Tuesday Inc. *	27,855	208,355
Starbucks Corp. *	19,305	341,699
		550,054
SEMICONDUCTORS—4.6%
Atheros Communications Inc. *	13,065	326,625
AuthenTec Inc. *	46,785	114,623
Broadcom Corp., Cl. A *	7,585	214,125
Cree Inc. *	6,790	217,687
Intel Corp.	24,765	476,726
		1,349,786
SOFT DRINKS—2.1%
Coca-Cola Co., /The	8,505	423,888
Hansen Natural Corp. *	5,700	176,757
		600,645
SPECIALTY CHEMICALS—1.4%
Nalco Holding Co.	13,415	237,312
Rockwood Holdings Inc. *	8,825	158,144
		395,456
SPECIALTY STORES—0.3%
Office Depot Inc.*	18,015	81,968

SYSTEMS SOFTWARE—4.3%
Microsoft Corp.	38,330	901,521
Oracle Corp.	16,105	356,404
		1,257,925
TOTAL COMMON STOCKS (Cost $26,257,642)		26,837,811

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.4%

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Covanta Holding Corp., 3.25%, 6/1/14(L2)(a) (Cost $110,000)	110,000	121,825

SHORT-TERM INVESTMENTS—7.5%

TIME DEPOSITS—7.5%
Bank of American NA, 0.03%, 8/3/09	201,604	201,604
Citibank Bahamas, 0.03%, 8/3/09	1,000,000	1,000,000

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—(CONT.)

TIME DEPOSITS—(CONT.)
Wells Fargo Grand Cayman, 0.03%, 8/3/09	$1,000,000	$1,000,000

TOTAL TIME DEPOSITS (Cost $2,201,604)		2,201,604

Total Investments (Cost $28,569,246)(b)	98.9%	29,161,240
Other Assets in Excess of Liabilities	1.1	319,742

NET ASSETS	100.0%	$29,480,982

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.4%, of the net assets of the Fund.

(b)

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,936,510 amounted to $224,730 which consisted of aggregate gross unrealized appreciation of $2,945,858 and aggregate gross unrealized depreciation of $2,721,128.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—85.1%

ADVERTISING—0.2%
Interpublic Group of Cos., Inc.*	682	$3,553

AEROSPACE & DEFENSE—1.1%
BE Aerospace Inc. *	915	14,786
L-3 Communications Holdings Inc.	89	6,720
		21,506
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service Inc., Cl. B	109	5,857

APPAREL RETAIL—1.1%
Chico’s FAS Inc. *	804	9,222
Coldwater Creek Inc. *	900	6,606
Gap Inc., /The	44	718
Urban Outfitters Inc. *	128	3,077
		19,623
APPLICATION SOFTWARE—3.1%
Adobe Systems Inc. *	204	6,614
Ansys Inc. *	180	5,627
Intuit Inc. *	241	7,158
Nice Systems Ltd. #*	318	8,707
Pegasystems Inc.	314	8,885
Salesforce.com Inc. *	142	6,154
Synchronoss Technologies Inc. *	461	5,477
Taleo Corp., Cl. A *	460	8,050
		56,672
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group Inc.*	72	4,753

AUTOMOTIVE RETAIL—0.5%
Advance Auto Parts Inc.	213	9,847

BIOTECHNOLOGY—4.5%
Alexion Pharmaceuticals Inc. *	662	29,161
Celgene Corp. *	555	31,612
Cephalon Inc. *	141	8,270
Seattle Genetics Inc. *	1,094	13,183
		82,226
CASINOS & GAMING—0.8%
International Game Technology	378	7,465
Las Vegas Sands Corp. *	603	5,638
WMS Industries Inc. *	68	2,459
		15,562
COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems Inc. *	367	8,078
F5 Networks Inc. *	89	3,304
Polycom Inc. *	620	14,724
Qualcomm Inc.	94	4,344
Research In Motion Ltd. *	133	10,108
Starent Networks Corp. *	255	6,115
		46,673
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	184	6,876

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER & ELECTRONICS RETAIL—(CONT.)
GameStop Corp., Cl. A *	177	$3,875
		10,751
COMPUTER HARDWARE—3.0%
Apple Inc. *	146	23,855
Hewlett-Packard Co.	706	30,570
		54,425
COMPUTER STORAGE & PERIPHERALS—0.5%
EMC Corp.*	663	9,985

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Bucyrus International Inc.	571	16,833

CONSUMER FINANCE—0.3%
Discover Financial Services	504	5,988

DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Affiliated Computer Services Inc., Cl. A *	75	3,556
Mastercard Inc.	58	11,253
VeriFone Holdings Inc. *	755	6,803
		21,612
DISTILLERS & VINTNERS—0.6%
Central European Distribution Corp.*	366	10,508

DIVERSIFIED BANKS—0.1%
Wells Fargo & Co.	102	2,495

DIVERSIFIED METALS & MINING—0.1%
Vale S.A.#	64	1,263

DIVERSIFIED REITS—0.4%
Vornado Realty Trust	133	6,786

DRUG RETAIL—0.3%
CVS Caremark Corp.	89	2,980
Walgreen Co.	88	2,732
		5,712
EDUCATION SERVICES—0.7%
Corinthian Colleges Inc. *	501	7,735
ITT Educational Services Inc. *	60	5,841
		13,576
ELECTRIC UTILITIES—0.4%
Northeast Utilities	301	6,926

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
First Solar Inc.*	33	5,095

ELECTRONIC COMPONENTS—0.2%
Dolby Laboratories Inc., Cl. A*	102	4,246

ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Waste Connections Inc.*	168	4,739

FOOD RETAIL—0.8%
Kroger Co., /The	221	4,725
Whole Foods Market Inc. *	411	9,942
		14,667

	SHARES	VALUE
COMMON STOCKS—(CONT.)

FOOTWEAR—1.0%
Iconix Brand Group Inc. *	423	$7,411
NIKE Inc., Cl. B	185	10,478
		17,889
GENERAL MERCHANDISE STORES—0.8%
Target Corp.	342	14,918

GOLD—0.5%
Yamana Gold Inc.	1,063	10,088

HEALTH CARE DISTRIBUTORS—0.3%
Owens & Minor Inc.	72	3,190
PharMerica Corp. *	153	3,206
		6,396
HEALTH CARE EQUIPMENT—1.3%
Boston Scientific Corp. *	798	8,571
Insulet Corp. *	632	4,234
Masimo Corp. *	72	1,760
NuVasive Inc. *	53	2,194
St. Jude Medical Inc. *	184	6,939
		23,698
HEALTH CARE FACILITIES—1.3%
Community Health Systems Inc. *	225	6,372
Universal Health Services Inc., Cl. B	309	17,183
		23,555
HEALTH CARE SERVICES—1.1%
Express Scripts Inc. *	88	6,164
Gentiva Health Services Inc. *	360	7,660
Medco Health Solutions Inc. *	125	6,608
		20,432
HEALTH CARE SUPPLIES—0.2%
Inverness Medical Innovations Inc.*	82	2,759

HOME ENTERTAINMENT SOFTWARE—1.7%
Activision Blizzard Inc. *	907	10,385
Nintendo Co., Ltd. #	373	12,354
Rosetta Stone Inc. *	75	2,302
Take-Two Interactive Software Inc.	612	5,826
		30,867
HOME IMPROVEMENT RETAIL—0.6%
Lowe’s Companies, Inc.	525	11,792

HOMEBUILDING—0.8%
KB Home	412	6,876
Toll Brothers Inc. *	367	7,179
		14,055
HOTELS RESORTS & CRUISE LINES—1.4%
Carnival Corp.	217	6,074
Marriott International Inc., Cl. A *	293	6,311
Orient-Express Hotels Ltd., Cl. A	313	2,770
Royal Caribbean Cruises Ltd.	719	10,439
		25,594

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	96	$5,662
Energizer Holdings Inc. *	117	7,495
		13,157
HOUSEWARES & SPECIALTIES—0.2%
Tupperware Brands Corp.	87	2,964

HYPERMARKETS & SUPER CENTERS—0.3%
Wal-Mart Stores Inc.	116	5,786

INDUSTRIAL MACHINERY—0.9%
Clarcor Inc.	292	9,668
SPX Corp.	154	8,134
		17,802
INSURANCE BROKERS—0.3%
AON Corp.	137	5,405

INTEGRATED OIL & GAS—1.2%
Chevron Corp.	262	18,201
Exxon Mobil Corp.	44	3,097
Total SA #	21	1,169
		22,467
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
AT&T Inc.	191	5,010

INTERNET RETAIL—1.2%
Expedia Inc.*	1,043	21,601

INTERNET SOFTWARE & SERVICES—3.3%
eBay Inc. *	448	9,520
Google Inc., Cl. A *	6	2,658
GSI Commerce Inc. *	1,129	20,593
IAC/InterActiveCorp. *	253	4,658
Netease.com #*	203	8,944
VistaPrint Ltd. *	266	10,973
Yahoo! Inc. *	213	3,050
		60,396
INVESTMENT BANKING & BROKERAGE—0.6%
Investment Technology Group Inc. *	212	4,738
Morgan Stanley	218	6,213
		10,951
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	731	21,630

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	138	6,109

LIFE SCIENCES TOOLS & SERVICES—0.4%
Icon PLC #*	100	2,350
Parexel International Corp. *	300	4,641
		6,991
MANAGED HEALTH CARE—0.3%
Aetna Inc.	32	863
Amerigroup Corp. *	200	4,936
WellPoint Inc. *	12	632
		6,431

	SHARES	VALUE
COMMON STOCKS—(CONT.)

METAL & GLASS CONTAINERS—1.4%
Crown Holdings Inc. *	323	$8,107
Owens-Illinois Inc. *	420	14,255
Silgan Holdings Inc.	48	2,412
		24,774
MOVIES & ENTERTAINMENT—1.1%
Regal Entertainment Group, Cl. A	704	8,758
Walt Disney Co., /The	485	12,183
		20,941
MULTI-LINE INSURANCE—0.4%
Genworth Financial Inc., Cl. A	1,170	8,073

OIL & GAS DRILLING—0.3%
Transocean Ltd.*	71	5,658

OIL & GAS EQUIPMENT & SERVICES—0.1%
Dril-Quip Inc. *	8	338
Weatherford International Ltd. *	49	920
		1,258
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Chesapeake Energy Corp.	587	12,585
Concho Resources Inc. *	104	3,193
Mariner Energy Inc. *	97	1,163
Nexen Inc.	559	11,633
Penn Virginia Corp.	82	1,575
Plains Exploration & Production Co. *	128	3,667
Quicksilver Resources Inc. *	587	6,727
		40,543
OIL & GAS REFINING & MARKETING—0.6%
Sunoco Inc.	413	10,197

OTHER DIVERSIFIED FINANCIAL SERVICES—0.1%
JPMorgan Chase & Co.	69	2,667

PACKAGED FOODS & MEATS—0.9%
Flowers Foods Inc.	224	5,293
General Mills Inc.	100	5,892
Ralcorp Holdings Inc. *	87	5,525
		16,710
PHARMACEUTICALS—14.4%
Abbott Laboratories	38	1,710
Allergan Inc.	160	8,549
Ardea Biosciences Inc. *	2,389	46,538
AstraZeneca PLC #	333	15,465
Medicis Pharmaceutical Corp., Cl. A	1,650	28,248
Mylan Inc. *	1,569	20,695
Optimer Pharmaceuticals Inc. *	4,371	61,586
Roche Holding AG	225	35,226
Shire PLC #	538	24,108
Wyeth	524	24,392
		266,517

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos., Inc., /The	236	$10,165

PUBLISHING—0.4%
McGraw-Hill Cos., Inc., /The	233	7,305

RAILROADS—0.3%
Burlington Northern Santa Fe Corp.	74	5,816

REGIONAL BANKS—0.5%
PNC Financial Services Group Inc.	54	1,980
Regions Financial Corp.	1,554	6,868
		8,848
REINSURANCE—0.0%
Platinum Underwriters Holdings Ltd.	17	574

RESEARCH & CONSULTING SERVICES—0.4%
FTI Consulting Inc.*	119	6,477

RESTAURANTS—0.5%
Jack in the Box Inc. *	161	3,397
McDonald’s Corp.	109	6,002
		9,399
RETAIL REITS—0.4%
Simon Property Group Inc.	124	6,909

SECURITY & ALARM SERVICES—0.7%
Geo Group Inc., /The*	681	12,244

SEMICONDUCTORS—5.0%
Atheros Communications Inc. *	241	6,025
Broadcom Corp., Cl. A *	497	14,030
Intel Corp.	660	12,705
Marvell Technology Group Ltd. *	1,137	15,169
Monolithic Power Systems Inc. *	254	5,636
Netlogic Microsystems Inc. *	304	12,081
ON Semiconductor Corp. *	1,417	10,344
Skyworks Solutions Inc. *	672	8,118
Taiwan Semiconductor Manufacturing Co., Ltd. #	588	6,156
Texas Instruments Inc.	122	2,934
		93,198
SOFT DRINKS—1.1%
Coca-Cola Co., /The	139	6,928
Hansen Natural Corp. *	170	5,272
PepsiCo Inc.	128	7,264
		19,464
SPECIALIZED FINANCE—0.6%
NYSE Euronext	436	11,750

SPECIALIZED REITS—0.2%
Host Hotels & Resorts Inc.	486	4,413

SPECIALTY STORES—0.6%
PetSmart Inc.	507	11,342

SYSTEMS SOFTWARE—1.2%
Microsoft Corp.	254	5,974
Oracle Corp.	248	5,488

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SYSTEMS SOFTWARE—(CONT.)
Red Hat Inc. *	464	$10,593
		22,055
THRIFTS & MORTGAGE FINANCE—0.9%
Brookline Bancorp Inc.	528	6,151
TFS Financial Corp.	749	8,314
		14,465
TOBACCO—0.8%
Philip Morris International Inc.	309	14,399

TRUCKING—0.7%
Hertz Global Holdings Inc.*	1,298	12,253

WIRELESS TELECOMMUNICATION SERVICES—1.4%
American Tower Corp., Cl. A *	169	5,761
SBA Communications Corp. *	634	16,541
Syniverse Holdings Inc. *	175	3,068
		25,370
TOTAL COMMON STOCKS (Cost $1,417,365)		1,564,406

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—13.4%

TIME DEPOSITS—13.4%
Bank of American NA, 0.03%, 8/3/09	71,000	71,000
Citibank Bahamas, 0.03%, 8/3/09	71,000	71,000
JPMorgan Chase & Co., 0.03%, 8/3/09	33,047	33,047
Wells Fargo Grand Cayman, 0.03%, 8/3/09	71,000	71,000

TOTAL TIME DEPOSITS (Cost $246,047)		246,047

Total Investments (Cost $1,663,412)(a)	98.5%	1,810,453
Other Assets in Excess of Liabilities	1.5	28,480

NET ASSETS	100.0%	$1,838,933

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,672,003 amounted to $138,450 which consisted of aggregate gross unrealized appreciation of $240,080 and aggregate gross unrealized depreciation of $101,630.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—92.6%

AUSTRALIA—2.3%
BIOTECHNOLOGY—0.3%
CSL Ltd.	326	$8,280

DIVERSIFIED METALS & MINING—0.9%
Fortescue Metals Group Ltd. *	2,154	7,557
Rio Tinto Ltd.	288	14,462
		22,019
INTEGRATED OIL & GAS—0.7%
Origin Energy Ltd.*	1,367	16,479

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Linc Energy Ltd.*	7,604	9,884

TOTAL AUSTRALIA (Cost $94,863)		56,662

BELGIUM—1.0%
FOOD RETAIL—0.1%
Colruyt SA*	14	3,116

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
Belgacom SA*	570	20,313

TOTAL BELGIUM (Cost $28,303)		23,429

BERMUDA—2.1%
INVESTMENT BANKING & BROKERAGE—0.8%
Lazard Ltd., Cl. A	532	19,679

REINSURANCE—1.3%
Platinum Underwriters Holdings Ltd.	948	31,995

TOTAL BERMUDA (Cost $39,640)		51,674

BRAZIL—6.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Companhia Brasileira de Meios de Pagamento	1,240	11,827

DIVERSIFIED METALS & MINING—2.5%
Vale S.A.#	3,031	59,801

INTEGRATED OIL & GAS—2.7%
Petroleo Brasileiro SA#	1,558	64,252

OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
BM&F Bovespa SA	1,626	10,449

TOTAL BRAZIL (Cost $118,880)		146,329

CANADA—1.5%
COMMUNICATIONS EQUIPMENT—1.5%
Research In Motion Ltd.* (Cost $52,878)	477	36,253

CHINA—5.6%
AUTOMOBILE MANUFACTURERS—0.3%
Great Wall Motor Co., Ltd.	7,327	8,376

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)
BREWERS—0.4%
Tsingtao Brewery Co., Ltd.	3,244	$11,281

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
China High Speed Transmission Equipment Group Co., Ltd.	2,821	7,069

DIVERSIFIED BANKS—0.5%
China Construction Bank Corp.	8,778	7,079
Industrial & Commercial Bank of China	6,856	4,936
		12,015
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Byd Co., Ltd.*	1,113	6,161

INTEGRATED OIL & GAS—0.3%
PetroChina Co., Ltd.	5,790	6,896

INTERNET SOFTWARE & SERVICES—2.0%
Netease.com#*	1,101	48,510

LIFE & HEALTH INSURANCE—0.5%
China Life Insurance Co., Ltd.	2,679	11,891

PACKAGED FOODS & MEATS—0.2%
China Yurun Food Group Ltd.	2,730	4,319

PAPER PRODUCTS—0.2%
Nine Dragons Paper Holdings Ltd.	4,885	5,036

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Sino-Ocean Land Holdings Ltd.	6,050	6,440

STEEL—0.3%
Maanshan Iron & Steel*	7,876	6,138

TOTAL CHINA (Cost $90,303)		134,132

DENMARK—1.5%
HEAVY ELECTRICAL EQUIPMENT—1.5%
Vestas Wind Systems A/S* (Cost $43,582)	535	37,488

FINLAND—0.3%
COMMUNICATIONS EQUIPMENT—0.3%
Nokia OYJ (Cost $22,853)	616	8,157

FRANCE—5.1%
DIVERSIFIED METALS & MINING—0.1%
Eramet	12	3,356

HEALTH CARE SUPPLIES—0.2%
Cie Generale d’Optique Essilor International SA	72	3,971

INDUSTRIAL MACHINERY—0.2%
Vallourec SA	31	4,057

INTEGRATED OIL & GAS—0.9%
Total SA	385	21,238

	SHARES	VALUE
COMMON STOCKS—(CONT.)

FRANCE—(CONT.)
LEISURE PRODUCTS—1.6%
Hermes International	269	$40,216

MULTI-UTILITIES—1.3%
Veolia Environnement	962	32,911

PERSONAL PRODUCTS—0.2%
L’Oreal SA	57	4,914

PHARMACEUTICALS—0.6%
Ipsen SA*	326	14,933

TOTAL FRANCE (Cost $138,889)		125,596

GERMANY—5.6%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	558	8,785

AUTOMOBILE MANUFACTURERS—1.4%
Porsche Automobil Holding SE	481	31,193

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
K & S AG*	266	14,851

HEALTH CARE SERVICES—0.2%
Fresenius Medical Care AG & Co., KGaA	108	4,933

HOUSEHOLD PRODUCTS—0.3%
Henkel AG & Co., KGaA	238	7,450

INDUSTRIAL CONGLOMERATES—0.4%
Siemens AG	122	9,686

PHARMACEUTICALS—2.3%
Bayer AG	491	29,975
Merck KGaA	285	26,385
		56,360
TOTAL GERMANY (Cost $184,378)		133,258

GREECE—0.2%
CASINOS & GAMING—0.2%
OPAP SA* (Cost $6,095)	213	5,088

HONG KONG—3.8%
ELECTRIC UTILITIES—0.2%
Hongkong Electric Holdings Ltd.	601	3,304

INDUSTRIAL CONGLOMERATES—0.1%
Hutchison Whampoa Ltd.	471	3,513

RAILROADS—0.3%
MTR Corp.*	1,706	6,186

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
Cheung Kong Holdings Ltd.	517	6,671
China Resources Enterprise	4,785	12,053
China Resources Land Ltd.	2,875	6,974

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—(CONT.)
Hang Lung Properties Ltd.	2,924	$10,809
		36,507
SPECIALIZED FINANCE—1.4%
Hong Kong Exchanges and Clearing Ltd.	1,756	33,058

WIRELESS TELECOMMUNICATION SERVICES—0.3%
China Mobile Ltd.	691	7,276

TOTAL HONG KONG (Cost $64,824)		89,844

INDIA—3.3%
DIVERSIFIED BANKS—0.5%
ICICI Bank Ltd.#	358	11,223

HEAVY ELECTRICAL EQUIPMENT—1.5%
ABB Ltd. *	928	13,528
Bharat Heavy Electricals Ltd. *	466	21,696
		35,224
IT CONSULTING & OTHER SERVICES—1.3%
Infosys Technologies Ltd.#	764	32,875

TOTAL INDIA (Cost $88,627)		79,322

IRELAND—0.6%
LIFE SCIENCES TOOLS & SERVICES—0.6%
Icon PLC#* (Cost $19,240)	590	13,865

ISRAEL—7.8%
APPLICATION SOFTWARE—1.5%
Nice Systems Ltd.#*	1,366	37,401

COMMUNICATIONS EQUIPMENT—1.4%
Ceragon Networks Ltd.*	4,449	33,145

IT CONSULTING & OTHER SERVICES—1.0%
Ness Technologies Inc.*	4,371	23,254

PHARMACEUTICALS—1.5%
Teva Pharmaceutical Industries Ltd.#	706	37,657

SEMICONDUCTORS—2.4%
Mellanox Technologies Ltd.*	3,638	57,589

TOTAL ISRAEL (Cost $220,788)		189,046

JAPAN—14.5%
APPAREL RETAIL—0.7%
Fast Retailing Co., Ltd.	132	17,042

AUTOMOBILE MANUFACTURERS—0.5%
Honda Motor Co., Ltd.	390	12,495

BREWERS—1.1%
Kirin Holdings Co., Ltd.	1,905	28,336

	SHARES	VALUE
COMMON STOCKS—(CONT.)

JAPAN—(CONT.)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Kubota Corp.	925	$8,279

CONSUMER ELECTRONICS—2.1%
Sony Corp.	1,850	51,985

ELECTRIC UTILITIES—0.1%
Kyushu Electric Power Co., Inc.	131	2,807

ELECTRONIC EQUIPMENT MANUFACTURERS—1.6%
FUJIFILM Holdings Corp.	111	3,603
Keyence Corp.	88	17,277
Kyocera Corp.	216	17,290
		38,170
FOOD RETAIL—0.9%
Seven & I Holdings Co., Ltd.	940	21,922

HOME ENTERTAINMENT SOFTWARE—1.9%
Nintendo Co., Ltd.	168	45,161

HOUSEHOLD PRODUCTS—0.3%
Kao Corp.	328	7,391

INDUSTRIAL MACHINERY—0.7%
Fanuc Ltd.	209	17,059

INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Nippon Telegraph & Telephone Corp.	439	18,031

OFFICE ELECTRONICS—0.2%
Ricoh Co., Ltd.*	381	4,971

PERSONAL PRODUCTS—0.1%
Shiseido Co., Ltd.	106	1,719

PHARMACEUTICALS—0.8%
Astellas Pharma Inc.	99	3,754
Chugai Pharmaceutical Co., Ltd.	323	5,887
Eisai Co Ltd.	101	3,576
Mitsubishi Tanabe Pharma Corp.	130	1,539
Shionogi & Co., Ltd.	91	1,873
Takeda Pharmaceutical Co., Ltd. *	44	1,770
		18,399
RAILROADS—0.4%
East Japan Railway Co.	28	1,597
Kintetsu Corp. *	1,154	5,346
West Japan Railway Co.	1	3,172
		10,115
REGIONAL BANKS—0.3%
Resona Holdings Inc.	500	7,343

SECURITY & ALARM SERVICES—0.2%
Secom Co., Ltd.	133	5,658

TIRES & RUBBER—0.1%
Bridgestone Corp.	132	2,280

	SHARES	VALUE
COMMON STOCKS—(CONT.)

JAPAN—(CONT.)
TOBACCO—0.4%
Japan Tobacco Inc.	3	$8,635

WIRELESS TELECOMMUNICATION SERVICES—1.1%
KDDI Corp.	1	5,273
NTT DoCoMo Inc.	14	20,177
		25,450
TOTAL JAPAN (Cost $383,251)		353,248

NETHERLANDS—2.0%
AEROSPACE & DEFENSE—0.4%
European Aeronautic Defence and Space Co., NV	537	10,187

CONSTRUCTION & ENGINEERING—0.6%
Chicago Bridge & Iron Co., NV#	1,032	14,396

CONSUMER ELECTRONICS—0.7%
Koninklijke Philips Electronics NV	751	17,036

INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Koninklijke KPN NV	516	7,714

TOTAL NETHERLANDS (Cost $78,690)		49,333

NORWAY—0.8%
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Yara International ASA	209	6,451

HEAVY ELECTRICAL EQUIPMENT—0.5%
Acergy SA	1,160	12,316

TOTAL NORWAY (Cost $23,510)		18,767

PORTUGAL—0.1%
INTEGRATED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA (Cost $3,032)	230	2,318

SOUTH AFRICA—1.9%
APPLICATION SOFTWARE—1.9%
Net 1 UEPS Technologies Inc.* (Cost $67,792)	2,625	44,258

SPAIN—1.0%
CONSTRUCTION & ENGINEERING—1.0%
ACS Actividades de Construccion y Servicios SA* (Cost $20,544)	453	24,014

SWEDEN—1.9%
APPAREL RETAIL—0.2%
Hennes & Mauritz AB	71	4,181

COMMUNICATIONS EQUIPMENT—0.5%
Telefonaktiebolaget LM Ericsson	1,255	12,196

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SWEDEN—(CONT.)
INDUSTRIAL MACHINERY—1.2%
Atlas Copco AB	2,524	$29,794

TOTAL SWEDEN (Cost $34,471)		46,171

SWITZERLAND—9.0%
BIOTECHNOLOGY—0.5%
Actelion Ltd.*	190	10,407

DIVERSIFIED CAPITAL MARKETS—1.5%
Credit Suisse Group AG	359	16,845
UBS AG *	1,344	19,494
		36,339
HEALTH CARE EQUIPMENT—0.7%
Synthes Inc.*	160	17,855

HEALTH CARE SUPPLIES—0.5%
Alcon Inc.	95	12,122

HEAVY ELECTRICAL EQUIPMENT—1.4%
ABB Ltd.*	1,844	33,445

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Swisscom AG	61	19,880

LEISURE PRODUCTS—1.2%
Compagnie Financiere Richemont SA	1,224	29,865

PHARMACEUTICALS—2.4%
Novartis AG	628	28,557
Roche Holding AG	204	31,939
		60,496
TOTAL SWITZERLAND (Cost $274,606)		220,409

TAIWAN—1.7%
COMPUTER HARDWARE—0.2%
Wistron Corp.*	2,285	4,555

ELECTRONIC COMPONENTS—0.2%
Wintek Corp.*	6,614	5,070

ELECTRONIC MANUFACTURING SERVICES—0.3%
HON HAI Precision Industry Co., Ltd.*	2,081	7,168

SEMICONDUCTORS—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,374	24,856

TOTAL TAIWAN (Cost $31,196)		41,649

UNITED KINGDOM—11.7%
COMPUTER & ELECTRONICS RETAIL—0.5%
Game Group PLC	4,474	10,903

DIVERSIFIED BANKS—0.8%
HSBC Holdings PLC	1,994	20,024

DIVERSIFIED METALS & MINING—2.5%
Antofagasta PLC	986	12,374

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED KINGDOM—(CONT.)
Eurasian Natural Resources Corp.	1,435	$20,543
Kazakhmys PLC	271	3,848
Vedanta Resources PLC	855	25,004
		61,769
HEALTH CARE EQUIPMENT—1.0%
Smith & Nephew PLC	3,010	23,728

INTEGRATED OIL & GAS—3.2%
BG Group PLC	1,326	21,961
BP PLC	6,871	56,636
		78,597
MULTI-UTILITIES—0.8%
Centrica PLC	5,039	18,399

PHARMACEUTICALS—1.8%
AstraZeneca PLC	377	17,519
GlaxoSmithKline PLC	194	3,695
Shire PLC	1,423	20,949
		42,163
PUBLISHING—0.3%
Thomson Reuters PLC	201	6,381

RESTAURANTS—0.8%
Compass Group PLC	3,550	18,980

TOTAL UNITED KINGDOM (Cost $343,048)		280,944

UNITED STATES—1.2%
DISTILLERS & VINTNERS—1.2%
Central European Distribution Corp.* (Cost $52,354)	972	27,906

TOTAL COMMON STOCKS (Cost $2,526,637)		2,239,160

CONVERTIBLE PREFERRED STOCK—0.5%

BRAZIL—0.5%
DIVERSIFIED METALS & MINING—0.5%
Vale Capital II, 6.75%, 6/15/2012 (Cost $10,000)	200	12,184

PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—5.3%

TIME DEPOSITS—5.3%
Wells Fargo Grand Cayman, 0.03%, 8/3/09	92,000	92,000

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—(CONT.)

TIME DEPOSITS—(CONT.)
Citibank Bahamas, 0.03%, 8/3/09	$37,046	$37,046

TOTAL TIME DEPOSITS (Cost $129,046)		129,046

Total Investments (Cost $2,665,683)(a)	98.4%	2,380,390
Other Assets in Excess of Liabilities	1.6	39,614

NET ASSETS	100.0%	$2,420,004

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,762,089 amounted to $381,699 which consisted of aggregate gross unrealized appreciation of $199,498 and aggregate gross unrealized depreciation of $581,197.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) changed its name from The Spectra Funds on September 24, 2008. The Trust is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund and Alger International Opportunities Fund (collectively, the “Funds” or individually, each a “Fund”) (formerly the Spectra Fund, Spectra Green Fund, Spectra Alchemy Fund and Spectra International Opportunities Fund, respectively). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

The Alger Green Fund commenced operations on January 12, 2007 after the reorganization of the Class I and R Shares of the Alger Green Institutional Fund into the Class N Shares of the Alger Green Fund. Information of the Alger Green Fund prior to January 12, 2007 is that of the Alger Green Institutional Fund.

Each Fund’s Class N shares were re-designated as Class A shares on September 24, 2008. Each Fund began offering Class A, Class C, and Class I shares effective September 24, 2008. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments in securities are valued each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

NOTE 3 — Fair Value Measurements:

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Spectra Fund
Investments in securities	$246,102,916	$246,102,916	$—	$—
Total	$246,102,916	$246,102,916	$—	$—
Alger Green Fund
Investments in securities	$29,161,240	$29,039,415	$121,825	$—
Total	$29,161,240	$29,039,415	$121,825	$—

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments‡ (Continued) (Unaudited) July 31, 2009

DESCRIPTION (continued)	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Analyst Fund
Investments in securities	$1,799,206	$1,799,206	$—	$—
Total	$1,799,206	$1,799,206	$—	$—
Alger International Opportunities Fund
Investments in securities	$2,380,390	$2,380,390	$—	$—
Total	$2,380,390	$2,380,390	$—	$—

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s securities sold short at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Spectra Fund
Securities sold short	$12,624,416	$12,624,416	$—	$—
Total	$12,624,416	$12,624,416	$—	$—

NOTE 4 — Derivatives:

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing put and call options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Funds’ Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments‡ (Continued) (Unaudited) July 31, 2009

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 29, 2009